SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION
SEGMENTED INFORMATION

22.SEGMENTED INFORMATION

Business Segments

The Company operates in three primary segments – the Mining segment, the Closed Mine Services segment and the Corporate and Other segment. The Mining segment includes activities related to exploration, evaluation and development, mining, milling (including toll milling) and the sale of mineral concentrates. The Closed Mine Services segment includes the results of the Company’s environmental services business which provides mine decommissioning and other services to third parties. The Corporate and Other segment includes management fee income earned from UPC and general corporate expenses not allocated to the other segments. Management fee income has been included in the same segment as general corporate expenses due to the shared infrastructure between the two activities.

For the year ended December 31, 2022, reportable segment results were as follows:

		Closed
		Mines	Corporate
(in thousands)	Mining	Services	and Other	Total

Statement of Operations:
Revenues	8,973	7,972	—	16,945

Expenses:
Operating expenses	(4,603)	(7,022)	—	(11,625)
Exploration	(8,097)	—	—	(8,097)
Evaluation	(22,181)	—	—	(22,181)
General and administrative	(22)	—	(12,516)	(12,538)
	(34,903)	(7,022)	(12,516)	(54,441)
Segment income (loss)	(25,930)	950	(12,516)	(37,496)

Revenues-supplemental:
Environmental services	—	7,972	—	7,972
Toll milling services-deferred revenue (note 12)	5,987	—	—	5,987
Uranium concentrate sales	2,986	—	—	2,986
	8,973	7,972	—	16,945

Capital additions:
Property, plant and equipment (note 10)	2,321	313	4,631	7,265

Long-lived assets:
Plant and equipment
Cost	98,953	4,385	5,493	108,831
Accumulated depreciation	(31,820)	(2,983)	(742)	(35,545)
Mineral properties	180,219	—	—	180,219
	247,352	1,402	4,751	253,505

For the year ended December 31, 2021, reportable segment results were as follows:

		Closed
		Mines	Corporate
(in thousands)	Mining	Services	and Other	Total

Statement of Operations:
Revenues	3,207	8,829	7,964	20,000

Expenses:
Operating expenses	(5,110)	(7,791)	—	(12,901)
Exploration	(4,477)	—	—	(4,477)
Evaluation	(15,521)	—	—	(15,521)
General and administrative	(19)	—	(9,672)	(9,691)
	(25,127)	(7,791)	(9,672)	(42,590)
Segment income (loss)	(21,920)	1,038	(1,708)	(22,590)

Revenues-supplemental:
Environmental services	—	8,829	—	8,829
Management fees	—	—	7,964	7,964
Toll milling services-deferred revenue (note 12)	3,207	—	—	3,207
	3,207	8,829	7,964	20,000

Capital additions:
Property, plant and equipment (note 10)	1,009	102	191	1,302

Long-lived assets:
Plant and equipment
Cost	101,392	4,182	1,062	106,636
Accumulated depreciation	(28,542)	(2,907)	(513)	(31,962)
Mineral properties	179,788	—	—	179,788
	252,638	1,275	549	254,462

Revenue Concentration

The Company’s business is such that, at any given time, it sells its environmental and other services to a relatively small number of customers. During 2022, one customer from the Closed Mines group segment and two customers from the Mining segment accounted for approximately 100% of total revenues consisting of 47%, and 53% respectively. During 2021, one customer from the Corporate and Other segment, two customers from the Closed Mine group segment and one customer from the Mining segment accounted for approximately 100% of total revenues consisting of 40%, 44% and 16% respectively.

Revenue Commitments

The following table summarizes the expected future revenue, by segment, based on the customer contract commitments and information that exists as at December 31, 2022:

					There-
(in thousands)	2023	2024	2025	2026	after	Total

Revenues-by Segment:
Closed Mines Services
Environmental services	4,448	467	—	—	—	4,915
Total Revenue Commitments	4,448	467	—	—	—	4,915

The amounts in the table above represent the estimated consideration that Denison will be entitled to receive when it satisfies the remaining performance obligations in its customer contracts. Various assumptions, consistent with past experience, have been made where the quantity of the performance obligation may vary.

In addition to the amounts disclosed above, the Company is also contracted to pay onward to Ecora all toll milling cash proceeds received from the MLJV related to the processing of specified Cigar Lake ore through the McClean Lake mill (see note 12). The timing and amount of such future toll milling cash proceeds are outside the control of the Company.